Research and Development (Details) - Schedule of research and development	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Schedule Of Research And Development [Abstract]
Salaries and benefits	$ 2,005,506	$ 1,362,436	$ 1,688,408	$ 1,653,092
Materials	111,856	75,989	247,948	129,834
Royalties to the OCS	6,478	4,401	(1,924)	(155,896)
Subcontractors	121,471	82,521	275,087	571,730
Depreciation	140,426	78,689	112,077	140,720
Other	199,570	152,286	137,004	127,747
Total	$ 2,585,307	$ 1,756,322	$ 2,458,600	$ 2,467,227